UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-05565

DWS Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  10/31

Date of reporting period: 7/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Consolidated Investment Portfolio	as of July 31, 2010 (Unaudited)

DWS Gold & Precious Metals Fund

	Shares	Value ($)
Common Stocks and Warrants 96.0%
Australia 8.3%
Andean Resources Ltd.*	1,210,210	4,051,045
Centamin Egypt Ltd.* (a) (b)	856,933	2,050,538
Centamin Egypt Ltd.* (a) (b)	150,000	353,059
Gryphon Minerals Ltd.*	1,006,560	669,316
Kingsgate Consolidated Ltd.	906,039	8,016,601
Mineral Deposits Ltd.*	5,694,213	3,966,696
Newcrest Mining Ltd.	855,131	25,305,662
Regis Resources Ltd.*	4,194,202	3,604,769
Sylvania Resources Ltd.* (a)	225,000	184,473
Sylvania Resources Ltd.* (a)	398,027	307,881

(Cost $32,246,136)		48,510,040
Bermuda 0.7%
Aquarius Platinum Ltd. (c) (Cost $8,262,624)	934,996	3,996,512
Canada 54.5%
Agnico-Eagle Mines Ltd.	301,223	16,793,182
Alamos Gold, Inc. (d)	215,131	3,237,271
Anatolia Minerals Development Ltd.*	1,117,072	5,997,994
Aura Minerals, Inc.* (e)	114,500	426,570
Barrick Gold Corp.	2,007,803	82,534,658
Bear Creek Mining Corp.*	1,041,570	3,698,002
Canaco Resources, Inc.*	1,848,914	3,578,949
Centerra Gold, Inc.* (f)	100,000	1,261,612
Colossus Minerals, Inc.* (g)	549,911	3,610,621
Detour Gold Corp.*	196,667	4,583,572
Eldorado Gold Corp.	1,508,009	24,496,620
Eldorado Gold Corp. (CDI) (h)	543,040	8,685,975
European Goldfields Ltd.* (i)	354,552	2,479,674
Exeter Resource Corp.* (e)	372,637	2,149,445
Extorre Gold Mines Ltd.*	372,637	1,007,666
Franco-Nevada Corp.	213,145	6,495,630
Gammon Gold, Inc.*	263,350	1,565,166
Goldcorp, Inc. (a)	721,139	28,224,716
Goldcorp, Inc. (a)	287,367	11,264,909
Great Basin Gold Ltd.*	480,003	854,439
Guyana Goldfields, Inc.* (j)	351,158	2,391,037
IAMGOLD Corp.	1,414,191	22,298,561
Kinross Gold Corp.	1,899,504	31,170,305
Kinross Gold Corp. (Warrants) Expiration Date 9/3/2013*	134,683	349,792
Lake Shore Gold Corp.* (a)	590,471	1,783,426
Osisko Mining Corp.*	40,027	506,153
Pan American Silver Corp. (k)	158,368	3,646,292
Red Back Mining, Inc.* (c)	365,829	9,259,151
Romarco Minerals, Inc.* (l)	1,410,285	2,332,070
Rubicon Minerals Corp.*	47,117	168,660
Sandstorm Metals & Energy Ltd.*	117,022	40,966
Sandstorm Resources Ltd.*	4,095,800	2,725,343
Sandstorm Resources Ltd. (Warrants) Expiration Date 4/23/2014*	2,047,900	737,049
Silver Wheaton Corp.*	707,840	13,342,784
Torex Gold Resources, Inc.* (d)	2,000,000	1,887,068
Torex Gold Resources, Inc. (Warrants) Expiration Date 11/12/2011* (d)	500,000	33,828
Ventana Gold Corp.* (m)	190,000	1,517,339
Yamana Gold, Inc. (a)	22,180	208,629
Yamana Gold, Inc. (a)	1,326,945	12,499,822

(Cost $239,870,011)		319,844,946
Channel Islands 4.1%
Randgold Resources Ltd. (ADR) (c) (Cost $10,349,282)	268,456	24,128,825
Papua New Guinea 4.7%
Lihir Gold Ltd. (Cost $17,314,129)	7,566,086	27,859,299
Peru 2.7%
Compania de Minas Buenaventura SA (ADR) (Cost $10,079,373)	415,682	16,049,482
South Africa 11.5%
Anglo Platinum Ltd.*	27,847	2,683,450
AngloGold Ashanti Ltd.	552,830	22,339,781
AngloGold Ashanti Ltd. (ADR) (h)	81,655	3,308,661
Gold Fields Ltd.	727,300	9,805,004
Harmony Gold Mining Co., Ltd.	312,640	3,130,578
Impala Platinum Holdings Ltd.	103,238	2,794,760
Impala Platinum Holdings Ltd. (ADR) (h)	863,450	23,174,998
Mvelaphanda Resources Ltd.*	91,890	550,691

(Cost $66,244,936)		67,787,923
United States 9.5%
Newmont Mining Corp. (Cost $44,228,177)	994,027	55,566,110

Total Common Stocks and Warrants (Cost $428,594,668)		563,743,137
Exchange-Traded Funds 1.0%
ETFS Palladium Trust*	10,000	496,800
SPDR Gold Shares*	45,000	5,197,050

Total Exchange-Traded Funds (Cost $4,516,465)		5,693,850

	Troy Ounces	Value ($)
Commodities 1.1%
Gold Bullion* (Cost $4,255,879)	5,171	6,107,161

	Shares	Value ($)
Securities Lending Collateral 0.9%
Daily Assets Fund Institutional, 0.33% (n) (o) (Cost $5,461,221)	5,461,221	5,461,221
Cash Equivalents 1.2%
Central Cash Management Fund, 0.25% (n) (Cost $7,054,349)	7,054,349	7,054,349

	% of Net Assets	Value ($)

Total Consolidated Investment Portfolio (Cost $449,882,582) †	100.2	588,059,718
Other Assets and Liabilities, Net	(0.2)	(1,011,743)

Net Assets	100.0	587,047,975

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $472,573,223.  At July 31, 2010, net unrealized appreciation for all securities based on tax cost was $115,486,495.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $155,330,305 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $39,843,810.

(a)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(b)	Security is listed in country of domicile. Significant business activities of company are in Egypt.
(c)	Security is listed in country of domicile. Significant business activities of company are in Africa.
(d)	Security is listed in country of domicile. Significant business activities of company are in Mexico.
(e)	Security is listed in country of domicile. Significant business activities of company are in Latin America.
(f)	Security is listed in country of domicile. Significant business activities of company are in Central Asia, the former Soviet Union and other emerging markets.
(g)	Security is listed in country of domicile. Significant business activities of company are in Brazil.
(h)	All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2010 amounted to $5,401,790 which is 0.9% of net assets.
(i)	Security is listed in country of domicile. Significant business activities of company are in Europe.
(j)	Security is listed in country of domicile. Significant business activities of company are in Guyana.
(k)	Security is listed in country of domicile. Significant business activities of company are in Mexico and Peru.
(l)	Security is listed in country of domicile. Significant business activities of company are in Mexico and the United States.
(m)	Security is listed in country of domicile. Significant business activities of company are in Colombia.
(n)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(o)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
CDI: Chess Depositary Interest
SPDR: Standard & Poor's Depositary Receipt

At July 31, 2010, the DWS Gold & Precious Metals Fund had the following Quality Distribution:

Quality Distribution (As a % of Common Stocks and Warrants)
Group breakdown of the Fund's common stocks
Group I:
Premier producing companies	56%

Group II:
Major established producers	31%

Group III:
Junior producers with medium cost production	5%

Group IV:
Companies with some production on stream or in start-up	1%

Group V:
Primarily exploration companies with or without mineral resources	7%
100%

Investment in Subsidiary

The Fund may seek exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in gold coin and bullion and other precious metals and commodity-linked derivative instruments, such as swaps, futures, and exchange traded funds. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary’s derivative positions. As of July 31, 2010, the Fund held $6,142,590 in the Subsidiary, representing 1.0% of the Fund's net assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks and Warrants
Australia	$2,050,538	$46,459,502	$—	$48,510,040
Bermuda	—	3,996,512	—	3,996,512
Canada	309,238,075	8,685,975	1,920,896	319,844,946
Channel Islands	24,128,825	—	—	24,128,825
Papua New Guinea	—	27,859,299	—	27,859,299
Peru	16,049,482	—	—	16,049,482
South Africa	26,483,659	41,304,264	—	67,787,923
United States	55,566,110	—	—	55,566,110
Exchange-Traded Funds	5,693,850	—	—	5,693,850
Commodities	6,107,161	—	—	6,107,161
Short-Term Investments(p)	12,515,570	—	—	12,515,570
Total	$457,833,270	$128,305,552	$1,920,896	$588,059,718

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended July 31, 2010.
(p)	See Consolidated Investment Portfolio for additional detailed categorizations.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

Common Stocks and Warrants
Canada
Balance as of October 31, 2009	$—
Realized gains (loss)	—
Change in unrealized appreciation (depreciation)	60,777
Amortization premium/discount	—
Net purchases (sales)	1,860,119
Transfers into Level 3	—
Transfers (out) of Level 3	—
Balance as of July 31, 2010	$1,920,896
Net change in unrealized appreciation (depreciation) from investments still held at July 31, 2010	$60,777

Transfers between price levels are recognized at the beginning of the reporting period.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Gold & Precious Metals Fund, a series of DWS Mutual Funds, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 24, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 24, 2010